FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Classification of Direct Loans by Banking and Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classification of loans by type of banking and maturity [Abstract]
Current loans	S/ 127,986,359	S/ 132,442,147
Current but impaired loans	4,303,046	4,461,962
Loans with delay in payments of one day or more but not internal overdue loans	5,060,682	4,332,339
Internal overdue loans	6,133,167	5,953,821
Total	143,483,254	147,190,269
Commercial Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	69,089,494	73,733,752
Current but impaired loans	2,901,367	3,115,029
Loans with delay in payments of one day or more but not internal overdue loans	1,662,457	1,496,743
Internal overdue loans	3,167,083	3,323,376
Total	76,820,401	81,668,900
Residential Mortgage Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	21,543,101	20,961,268
Current but impaired loans	484,375	506,639
Loans with delay in payments of one day or more but not internal overdue loans	1,405,344	1,076,953
Internal overdue loans	744,099	690,715
Total	24,176,919	23,235,575
Micro-Business Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	19,591,337	19,581,019
Current but impaired loans	333,213	365,265
Loans with delay in payments of one day or more but not internal overdue loans	978,265	950,477
Internal overdue loans	1,522,935	1,475,532
Total	22,425,750	22,372,293
Consumer Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	17,762,427	18,166,108
Current but impaired loans	584,091	475,029
Loans with delay in payments of one day or more but not internal overdue loans	1,014,616	808,166
Internal overdue loans	699,050	464,198
Total	S/ 20,060,184	S/ 19,913,501